Subsequent Events (Details) $ / shares in Units, $ in Thousands		12 Months Ended
	Feb. 20, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Apr. 29, 2024 USD ($)	Nov. 30, 2023 $ / shares shares	Jul. 16, 2023 $ / shares	Jun. 30, 2023 $ / shares	Dec. 31, 2022 USD ($) $ / shares	Apr. 30, 2022 $ / shares shares	Dec. 31, 2021 USD ($)	Feb. 18, 2014 $ / shares
Subsequent Events [Line Items]
Common stock par value (in Dollars per share)		$ 0.001					$ 0.001
Exercise price (in Dollars per share)					$ 3.146	$ 5.6
Aggregate offering price (in Dollars) | $		$ 495
Warrants exercisable and expired term	5 years
Preferred stock stated value (in Dollars per share)										$ 0.001
Price per share (in Dollars per share)		$ 1.5125
Number of trading days		10
Percentage of volume-weighted average price		250.00%
Percentage of conversion into common stock shares		50
Revenues (in Dollars) | $		$ 2,250
Percentage of shares issued to shareholders		50.00%
Liquidation preference payable on deemed liquidation		110.00%
Percentage of unpaid dividend		10.00%
Indebtedness excess cost (in Dollars) | $		$ 1,000
Shareholdrs equity amount (in Dollars) | $		$ 778					$ 6,252		$ (20,552)
Liquidation [Member]
Subsequent Events [Line Items]
Percentage of equity		50.00%
Common Stock [Member]
Subsequent Events [Line Items]
Aggregate offering price (in Dollars) | $		$ 1
Shareholdrs equity amount (in Dollars) | $		$ 3					$ 1
Warrant [Member]
Subsequent Events [Line Items]
Offering warrants shares (in Shares) | shares								9,600
Exercise price (in Dollars per share)				$ 1.94	$ 2.8			$ 50
Purchase of warrant (in Shares) | shares				45,000
Series A Preferred Stock [Member]
Subsequent Events [Line Items]
Preferred stock stated value (in Dollars per share)		$ 15.125
Preferred stock issued divided (in Shares) | shares		365
Price per share (in Dollars per share)		$ 1.5125
Series A Preferred Stock [Member] | Maximum [Member]
Subsequent Events [Line Items]
Percentage of vote of an individual holder.		9.99%
Series A Preferred Stock [Member] | Minimum [Member]
Subsequent Events [Line Items]
Percentage of vote of an individual holder.		4.99%
Convertible Preferred Stock [Member]
Subsequent Events [Line Items]
Percentage of conversion into common stock shares		50
Subsequent Event [Member]
Subsequent Events [Line Items]
Common stock par value (in Dollars per share)	$ 0.001
Exercise price (in Dollars per share)	$ 1.2705
Aggregate offering price (in Dollars) | $	$ 2,605,000
Subsequent Event [Member] | Common Stock [Member]
Subsequent Events [Line Items]
Price per share (in Dollars per share)	$ 1.2705
Subsequent Event [Member] | Series A Preferred Stock [Member]
Subsequent Events [Line Items]
Preferred stock shares (in Shares) | shares	84,729
Purchase of warrant (in Shares) | shares	157,094
Subsequent Event [Member] | Series A Preferred Stock [Member] | Warrant [Member]
Subsequent Events [Line Items]
Offering warrants shares (in Shares) | shares	172,239
Subsequent Event [Member] | Common Stock [Member] | Warrant [Member]
Subsequent Events [Line Items]
Offering warrants shares (in Shares) | shares	258,374
Forecast [Member]
Subsequent Events [Line Items]
Shareholdrs equity amount (in Dollars) | $			$ 2,500